Discontinued Operations - Summary of the Net Loss and Comprehensive Loss from Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Discontinued Operations [Line Items]
Revenues	$ 7,829.7	$ 9,963.0
Cost of sales	6,056.1	7,329.0
Gross loss	1,773.6	2,634.0
Operating expenses
Selling and marketing	438.4	454.7
Research and development	391.1	401.9
General and administrative	315.0	346.4
Other operating expenses	(77.4)	(24.0)
Impairment charge	6.1
Total operating expenses	1,221.9	1,227.0
Operating loss	551.7	1,407.0
Financing costs	198.2	208.0
Loss before income taxes	152.4	1,205.4
Net loss from discontinued operations	(275.7)	(187.2)
Net loss from discontinued operations	(275.7)	(187.2)
Net changes in unrealized gain on translation of foreign operations	(21.7)	(8.1)
Discontinued operations [member]
Discontinued Operations [Line Items]
Revenues	237.5	404.0
Cost of sales	334.5	436.7
Gross loss	(97.0)	(32.7)
Operating expenses
Selling and marketing	28.3	25.3
Research and development	21.8	39.6
General and administrative	25.3	33.8
Other operating expenses	9.7	2.3
Impairment charge	183.9	116.3
Total operating expenses	269.0	217.3
Operating loss	(366.0)	(250.0)
Financing costs	0.2	1.3
Loss before income taxes	(366.2)	(251.3)
Income tax recovery	(90.5)	(64.1)
Net loss from discontinued operations	(275.7)	(187.2)
Net loss from discontinued operations	(275.7)	(187.2)
Net changes in unrealized gain on translation of foreign operations	7.4	6.0
Total comprehensive loss from discontinued operations	$ (268.3)	$ (181.2)